Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Result for the period	€ (14,766)	€ (45,159)
Depreciation and amortization	3,426	3,561
Finance income excluding foreign currency gains	(24,910)	(23)
Finance expense excluding foreign currency losses	21,162	39,436
Non-cash effective foreign currency (gains) losses	(11,493)	654
Share-based payments	1,284	2,003
Change in trade receivables not attributable to investing or financing activities	7,338	(10,170)
Change in inventories	4,369	(2,187)
Change in write-downs on inventories	2,555	2,969
Change in trade payables	(18,684)	5,149
Change in contract assets	(749)	(125)
Change in contract liabilities	780	(609)
Change in other investments and other assets	(700)	(1,004)
Change in other provisions	249	818
Change in other liabilities	60	(345)
Income tax expenses (benefits)	(120)	786
Interest received	1	12
Cash flow from operating activities	(30,196)	(4,237)
Purchase of property, plant, and equipment	(759)	(463)
Investments in intangible assets, including internally generated intangible asset	(278)	(257)
Proceeds from sale of property, plant and equipment	23
Interest received
Cash flow from investing activities	(1,014)	(721)
Proceeds from Issue of Convertible Note and Warrants	40,905
Proceeds from issuance of shares and other equity securities	316	301
Proceeds from the exercise of warrants	22,181	4,509
Repayment of loans and borrowings	(14,357)	(4,618)
Repayment of lease liabilities	(1,236)	(643)
Interest paid	(1,423)	(432)
Cash flow from financing activities	46,384	(883)
Net decrease (-) / increase in cash and cash equivalents	15,174	(5,840)
Net cash and cash equivalents at the beginning of the period	22,858	29,162
FX effects	(163)	368
Net cash and cash equivalents at the end of the period	€ 37,869	€ 23,691